Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equipment, Net [Line Items]
Depreciation expenses	$ 24,730	$ 24,500	$ 18,160
Impairment charge	$ 8,080		11,850
Mining Equipment [Member]
Equipment, Net [Line Items]
Impairment charge			$ 11,850